POST RETIREMENT BENEFIT PLAN - Estimated net loss for the defined benefits postretirement plan (Details 6)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Weighted-average assumption used to determine benefit obligation:
Discount Rate	4.00%	8.00%
Rate of compensation increase
Weighted-average assumptions used to determine benefit costs:
Discount Rate	8.00%	8.00%
Corridor	10.00%	10.00%
Rate of compensation increase